Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Nov. 30, 2025	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by and in accordance with Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and the implementing rules under Item 402(v) of Regulation S-K, the following disclosure summarizes the relationship between the executive compensation actually paid by the Company and the financial performance of NOVAGOLD over a four-year performance period.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)	Summary Compensation Table Total for Non-PEO NEO(2)	Compensation Actually Paid to Non-PEO NEO(2)	Value of Initial Fixed C$100 Investment Based On:		Net Loss(4) (000s)	Net Cash Used in Operations(5) (000s)
					Total Shareholder Return	Peer Group Total Shareholder Return(3)
2025	$5,216,220	$23,674,321	$4,402,995	$13,439,089	$277.28	$255.48	$94,659	$14,028
2024	$5,027,900	$2,753,722	$4,342,936	$1,226,759	$87.73	$140.96	$45,621	$12,642
2023	$5,148,848	$(1,102,383)	$2,234,857	$616,454	$69.88	$104.86	$46,803	$7,786
2022	$4,839,796	$793,106	$1,975,082	$824,314	$91.61	$88.49	$53,343	$12,371

(1)
In his capacity as President and Chief Executive Officer, Mr. Lang is included as our PEO for 2025, 2024, 2023, and 2022. See the Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table below for additional details.

(2)
In his capacity as Vice-President and CFO, Mr. Adamek is included as a Non-PEO-NEO for 2025 and 2024. In his capacity as former Vice President and Chief Financial Officer, Mr. Ottewell is included as a Non-PEO-NEO for 2024, 2023 and 2022. Mr. Ottewell retired in July 2024. Mr. Williams, who was promoted to Vice President and COO in 2024, is included as a Non-PEO-NEO for 2025 and 2024. See the Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table below for additional details.

(3)
Peer Group TSR average comprises the following companies (peers referenced for 2024 compensation planning as disclosed In the Compensation Discussion & Analysis above, and in NOVAGOLD’s Management Information Circular published March 22, 2024): Coeur Mining Inc., Equinox Gold Corp., B2Gold Corp., Eldorado Gold Corporation, IAMGOLD Corporation, Hecla Mining Company, New Gold Inc., OceanaGold Corporation, Torex Gold Resources Inc., SSR Mining Inc., Seabridge Gold Inc., and Centerra Gold Inc. MAG Silver Corp has been excluded from calculations as it was acquired in September 2025.

(4)	Represents NOVAGOLD’s Net Loss as disclosed in the respective year’s Annual Report on Form 10-K.
(5)	Represents NOVAGOLD’s Net Cash Used In Operations as disclosed in the respective year’s Annual Report on Form 10-K.
Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table

		PEO				Non-PEO-NEO
Adjustments(1)(2)		2025 $	2024 $	2023 $	2022 $	2025 $	2024 $	2023 $	2022 $
Summary Compensation Table Total		5,216,220	5,027,900	5,148,848	4,839,796	4,402,995	4,342,936	2,234,857	1,975,082
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	(-)	1,633,905	1,549,490	1,763,378	1,528,705	1,057,518	1,017,681	758,261	547,331
Deduction for amounts reported in “Option Awards” column of the Summary Compensation Table	(-)	1,611,675	1,572,298	1,511,824	1,511,773	1,628,055	1,032,486	557,540	541,407
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	(+)	14,083,331	1,991,765	1,492,916	2,336,098	9,815,050	573,431	631,009	836,520
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(+)	4,098,291	(1,326,699)	(4,571,980)	(3,797,454)	994,376	(300,186)	(970,664)	(1,053,080)
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	(+)	3,693,742	182,544	201,793	1,067,197	951,754	(351)	72,161	371,903
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	(-)	171,683	—	98,758	612,053	39,513	1,338,904	35,108	217,373
Compensation Actually Paid		23,674,321	2,753,722	(1,102,383)	793,106	13,439,089	1,226,759	616,454	824,314

(1)
Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid. Adjustment for stock options represents the sum of changes in fair value during the fiscal year. The stock option awards vest 1/3 over one year, 1/3 over two years, and 1/3 over three years. The awards have a five-year term. The FY2018 stock option fair value was $6.21 at 11/30/2020 and $2.94 at 11/30/2021. The FY 2019 stock option fair value was $6.53 at 11/30/2020, $3.34 at 11/30/2021, and $2.25 at 11/30/2022. The FY2020 stock option fair value was $4.78 at 11/30/2020, $2.04 at 11/30/2021, $1.14 at 11/30/2022, and $0.08 at 11/30/2023. The FY2021 stock option fair value was $3.68 at 12/01/2020, $1.70 at 11/30/2021, $1.00 at 11/30/2022, $0.17 at 11/30/2023 and $nil at 11/30/2024. The FY2022 stock option fair value was $2.51 at 12/01/2021, $2.06 at 11/30/2022, $0.82 at 11/30/2023, $0.29 at 11/30/2024 and $3.72 at 11/30/2025. The FY2023 stock option fair value was $2.44 at 12/01/2022, $1.31 at 11/30/2023, $0.72 at 11/30/2024 and $5.08 at 11/30/2025. The FY2024 stock option fair value was $1.82 at 12/01/2023, $1.31 at 11/30/2024 and $6.59 at 11/30/2025. The FY2025 stock option fair value was $1.95 at 4/29/2025 and $6.88 at 11/30/2025. See the Compensation Discussion and Analysis for a description of this award and the rationale.

(2)
Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid. Adjustment for performance stock units represents the sum of changes in fair value during the fiscal year. The performance stock unit awards vest with a three-year cliff. Pursuant to ASC 718, the grant date fair value of Performance Stock Units (“PSU”) is determined by multiplying the target number of shares by a Monte Carlo calculation model valuation. The FY2020 grant unit fair value was $6.92 at 12/01/2019, $10.71 at 11/30/2020, $2.99 at 11/30/2021 and vest date fair value was $nil at 11/30/22. The FY2021 grant unit fair value was $10.07 at 12/01/2020, $1.72 at 11/30/21, $0.67 at 11/30/2022 and vest date fair value was $nil at 11/30/23. The FY2022 grant unit fair value was $6.82 at 12/01/2021, $4.89 at 11/30/2022, $0.86 at 11/30/2023 and vest date fair value was $0.95 at 11/30/24. The FY2023 grant unit fair value was $5.74 at 12/01/2022, $1.89 at 11/30/2023, $0.66 at 11/30/2024 and vest date fair value was $nil at 11/30/2025. The FY2024 grant unit fair value was $4.20 at 12/01/2023, $2.30 at 11/30/2024 and $8.33 at 11/30/2025. The FY2025 grant unit fair value was $4.04 at 12/01/2024 and $12.42 at 11/30/2025. The Monte Carlo model is further described in NOVAGOLD’s Annual Report on Form 10-K for the year ended November 30, 2025. The maximum value of the Performance Stock Units is 150% of target. See the Compensation Discussion and Analysis for a description of this award and the rationale.

Company Selected Measure Name	Net Cash Used In Operations
Named Executive Officers, Footnote
(1)
In his capacity as President and Chief Executive Officer, Mr. Lang is included as our PEO for 2025, 2024, 2023, and 2022. See the Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table below for additional details.

(2)
In his capacity as Vice-President and CFO, Mr. Adamek is included as a Non-PEO-NEO for 2025 and 2024. In his capacity as former Vice President and Chief Financial Officer, Mr. Ottewell is included as a Non-PEO-NEO for 2024, 2023 and 2022. Mr. Ottewell retired in July 2024. Mr. Williams, who was promoted to Vice President and COO in 2024, is included as a Non-PEO-NEO for 2025 and 2024. See the Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table below for additional details.

Peer Group Issuers, Footnote
(3)
Peer Group TSR average comprises the following companies (peers referenced for 2024 compensation planning as disclosed In the Compensation Discussion & Analysis above, and in NOVAGOLD’s Management Information Circular published March 22, 2024): Coeur Mining Inc., Equinox Gold Corp., B2Gold Corp., Eldorado Gold Corporation, IAMGOLD Corporation, Hecla Mining Company, New Gold Inc., OceanaGold Corporation, Torex Gold Resources Inc., SSR Mining Inc., Seabridge Gold Inc., and Centerra Gold Inc. MAG Silver Corp has been excluded from calculations as it was acquired in September 2025.

PEO Total Compensation Amount	$ 5,216,220	$ 5,027,900	$ 5,148,848	$ 4,839,796
PEO Actually Paid Compensation Amount	$ 23,674,321	2,753,722	(1,102,383)	793,106
Adjustment To PEO Compensation, Footnote
Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table

		PEO				Non-PEO-NEO
Adjustments(1)(2)		2025 $	2024 $	2023 $	2022 $	2025 $	2024 $	2023 $	2022 $
Summary Compensation Table Total		5,216,220	5,027,900	5,148,848	4,839,796	4,402,995	4,342,936	2,234,857	1,975,082
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	(-)	1,633,905	1,549,490	1,763,378	1,528,705	1,057,518	1,017,681	758,261	547,331
Deduction for amounts reported in “Option Awards” column of the Summary Compensation Table	(-)	1,611,675	1,572,298	1,511,824	1,511,773	1,628,055	1,032,486	557,540	541,407
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	(+)	14,083,331	1,991,765	1,492,916	2,336,098	9,815,050	573,431	631,009	836,520
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(+)	4,098,291	(1,326,699)	(4,571,980)	(3,797,454)	994,376	(300,186)	(970,664)	(1,053,080)
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	(+)	3,693,742	182,544	201,793	1,067,197	951,754	(351)	72,161	371,903
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	(-)	171,683	—	98,758	612,053	39,513	1,338,904	35,108	217,373
Compensation Actually Paid		23,674,321	2,753,722	(1,102,383)	793,106	13,439,089	1,226,759	616,454	824,314

(1)
Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid. Adjustment for stock options represents the sum of changes in fair value during the fiscal year. The stock option awards vest 1/3 over one year, 1/3 over two years, and 1/3 over three years. The awards have a five-year term. The FY2018 stock option fair value was $6.21 at 11/30/2020 and $2.94 at 11/30/2021. The FY 2019 stock option fair value was $6.53 at 11/30/2020, $3.34 at 11/30/2021, and $2.25 at 11/30/2022. The FY2020 stock option fair value was $4.78 at 11/30/2020, $2.04 at 11/30/2021, $1.14 at 11/30/2022, and $0.08 at 11/30/2023. The FY2021 stock option fair value was $3.68 at 12/01/2020, $1.70 at 11/30/2021, $1.00 at 11/30/2022, $0.17 at 11/30/2023 and $nil at 11/30/2024. The FY2022 stock option fair value was $2.51 at 12/01/2021, $2.06 at 11/30/2022, $0.82 at 11/30/2023, $0.29 at 11/30/2024 and $3.72 at 11/30/2025. The FY2023 stock option fair value was $2.44 at 12/01/2022, $1.31 at 11/30/2023, $0.72 at 11/30/2024 and $5.08 at 11/30/2025. The FY2024 stock option fair value was $1.82 at 12/01/2023, $1.31 at 11/30/2024 and $6.59 at 11/30/2025. The FY2025 stock option fair value was $1.95 at 4/29/2025 and $6.88 at 11/30/2025. See the Compensation Discussion and Analysis for a description of this award and the rationale.

(2)
Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid. Adjustment for performance stock units represents the sum of changes in fair value during the fiscal year. The performance stock unit awards vest with a three-year cliff. Pursuant to ASC 718, the grant date fair value of Performance Stock Units (“PSU”) is determined by multiplying the target number of shares by a Monte Carlo calculation model valuation. The FY2020 grant unit fair value was $6.92 at 12/01/2019, $10.71 at 11/30/2020, $2.99 at 11/30/2021 and vest date fair value was $nil at 11/30/22. The FY2021 grant unit fair value was $10.07 at 12/01/2020, $1.72 at 11/30/21, $0.67 at 11/30/2022 and vest date fair value was $nil at 11/30/23. The FY2022 grant unit fair value was $6.82 at 12/01/2021, $4.89 at 11/30/2022, $0.86 at 11/30/2023 and vest date fair value was $0.95 at 11/30/24. The FY2023 grant unit fair value was $5.74 at 12/01/2022, $1.89 at 11/30/2023, $0.66 at 11/30/2024 and vest date fair value was $nil at 11/30/2025. The FY2024 grant unit fair value was $4.20 at 12/01/2023, $2.30 at 11/30/2024 and $8.33 at 11/30/2025. The FY2025 grant unit fair value was $4.04 at 12/01/2024 and $12.42 at 11/30/2025. The Monte Carlo model is further described in NOVAGOLD’s Annual Report on Form 10-K for the year ended November 30, 2025. The maximum value of the Performance Stock Units is 150% of target. See the Compensation Discussion and Analysis for a description of this award and the rationale.

Non-PEO NEO Average Total Compensation Amount	$ 4,402,995	4,342,936	2,234,857	1,975,082
Non-PEO NEO Average Compensation Actually Paid Amount	$ 13,439,089	1,226,759	616,454	824,314
Adjustment to Non-PEO NEO Compensation Footnote
Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table

		PEO				Non-PEO-NEO
Adjustments(1)(2)		2025 $	2024 $	2023 $	2022 $	2025 $	2024 $	2023 $	2022 $
Summary Compensation Table Total		5,216,220	5,027,900	5,148,848	4,839,796	4,402,995	4,342,936	2,234,857	1,975,082
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	(-)	1,633,905	1,549,490	1,763,378	1,528,705	1,057,518	1,017,681	758,261	547,331
Deduction for amounts reported in “Option Awards” column of the Summary Compensation Table	(-)	1,611,675	1,572,298	1,511,824	1,511,773	1,628,055	1,032,486	557,540	541,407
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	(+)	14,083,331	1,991,765	1,492,916	2,336,098	9,815,050	573,431	631,009	836,520
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(+)	4,098,291	(1,326,699)	(4,571,980)	(3,797,454)	994,376	(300,186)	(970,664)	(1,053,080)
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	(+)	3,693,742	182,544	201,793	1,067,197	951,754	(351)	72,161	371,903
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	(-)	171,683	—	98,758	612,053	39,513	1,338,904	35,108	217,373
Compensation Actually Paid		23,674,321	2,753,722	(1,102,383)	793,106	13,439,089	1,226,759	616,454	824,314

(1)
Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid. Adjustment for stock options represents the sum of changes in fair value during the fiscal year. The stock option awards vest 1/3 over one year, 1/3 over two years, and 1/3 over three years. The awards have a five-year term. The FY2018 stock option fair value was $6.21 at 11/30/2020 and $2.94 at 11/30/2021. The FY 2019 stock option fair value was $6.53 at 11/30/2020, $3.34 at 11/30/2021, and $2.25 at 11/30/2022. The FY2020 stock option fair value was $4.78 at 11/30/2020, $2.04 at 11/30/2021, $1.14 at 11/30/2022, and $0.08 at 11/30/2023. The FY2021 stock option fair value was $3.68 at 12/01/2020, $1.70 at 11/30/2021, $1.00 at 11/30/2022, $0.17 at 11/30/2023 and $nil at 11/30/2024. The FY2022 stock option fair value was $2.51 at 12/01/2021, $2.06 at 11/30/2022, $0.82 at 11/30/2023, $0.29 at 11/30/2024 and $3.72 at 11/30/2025. The FY2023 stock option fair value was $2.44 at 12/01/2022, $1.31 at 11/30/2023, $0.72 at 11/30/2024 and $5.08 at 11/30/2025. The FY2024 stock option fair value was $1.82 at 12/01/2023, $1.31 at 11/30/2024 and $6.59 at 11/30/2025. The FY2025 stock option fair value was $1.95 at 4/29/2025 and $6.88 at 11/30/2025. See the Compensation Discussion and Analysis for a description of this award and the rationale.

(2)
Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid. Adjustment for performance stock units represents the sum of changes in fair value during the fiscal year. The performance stock unit awards vest with a three-year cliff. Pursuant to ASC 718, the grant date fair value of Performance Stock Units (“PSU”) is determined by multiplying the target number of shares by a Monte Carlo calculation model valuation. The FY2020 grant unit fair value was $6.92 at 12/01/2019, $10.71 at 11/30/2020, $2.99 at 11/30/2021 and vest date fair value was $nil at 11/30/22. The FY2021 grant unit fair value was $10.07 at 12/01/2020, $1.72 at 11/30/21, $0.67 at 11/30/2022 and vest date fair value was $nil at 11/30/23. The FY2022 grant unit fair value was $6.82 at 12/01/2021, $4.89 at 11/30/2022, $0.86 at 11/30/2023 and vest date fair value was $0.95 at 11/30/24. The FY2023 grant unit fair value was $5.74 at 12/01/2022, $1.89 at 11/30/2023, $0.66 at 11/30/2024 and vest date fair value was $nil at 11/30/2025. The FY2024 grant unit fair value was $4.20 at 12/01/2023, $2.30 at 11/30/2024 and $8.33 at 11/30/2025. The FY2025 grant unit fair value was $4.04 at 12/01/2024 and $12.42 at 11/30/2025. The Monte Carlo model is further described in NOVAGOLD’s Annual Report on Form 10-K for the year ended November 30, 2025. The maximum value of the Performance Stock Units is 150% of target. See the Compensation Discussion and Analysis for a description of this award and the rationale.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
List of Most Important Financial and Non-Financial Measures
In accordance with Item 402(v) of Regulation S-K, the following is an unranked list of the financial and non-financial measures that the Company considers having been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2025 to Company performance. These measures are discussed in relation to executive compensation in more detail in the “Compensation Discussion & Analysis” section above.

• Environmental Compliance	• Social License to Operate
• Total Shareholder Return	• Maintenance and Retention of Project Permits
• Health and Safety	• Maintenance of Company Treasury
• Strategic Goal

Total Shareholder Return Amount	$ 277.28	87.73	69.88	91.61
Peer Group Total Shareholder Return Amount	255.48	140.96	104.86	88.49
Net Income (Loss)	$ 94,659,000	$ 45,621,000	$ 46,803,000	$ 53,343,000
Company Selected Measure Amount	14,028,000	12,642,000	7,786,000	12,371,000
PEO Name	Mr. Lang	Mr. Lang	Mr. Lang	Mr. Lang
Additional 402(v) Disclosure
Performance Graph
The following graph depicts the Company’s cumulative total Shareholder returns over the five most recently completed fiscal years assuming a C$100 investment in Common Shares on November 30, 2020, compared to an equal investment in the S&P/TSX Composite Index (TSX ticker: ^TSX) and in the S&P/TSX Global Gold Index (TSX ticker: ^TTGD) on November 30, 2020. The Company does not currently issue dividends. The historical Common Share performance as depicted in the graph is not indicative of future price performance.

C$	2021	2022	2023	2024	2025
Value based on C$100 invested in the Company on November 30, 2020	94	84	61	56	155
Value based on C$100 invested in the S&P/TSX Composite Index on November 30, 2020	129	132	135	176	221
Value based on C$100 invested in the S&P/TSX Global Gold Index on November 30, 2020	122	120	129	163	368

Pension Benefits and Nonqualified Deferred Compensation
The Company has no pension and no plans that provide for nonqualified deferred compensation to its NEOs.

Measure:: 1
Pay vs Performance Disclosure
Name	Environmental Compliance
Measure:: 2
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Health and Safety
Measure:: 4
Pay vs Performance Disclosure
Name	Strategic Goal
Measure:: 5
Pay vs Performance Disclosure
Name	Social License to Operate
Measure:: 6
Pay vs Performance Disclosure
Name	Maintenance and Retention of Project Permits
Measure:: 7
Pay vs Performance Disclosure
Name	Maintenance of Company Treasury
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 14,083,331	$ 1,991,765	$ 1,492,916	$ 2,336,098
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,098,291	(1,326,699)	(4,571,980)	(3,797,454)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,693,742	182,544	201,793	1,067,197
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(171,683)	0	(98,758)	(612,053)
PEO | Stock Awards in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,633,905)	(1,549,490)	(1,763,378)	(1,528,705)
PEO | Option Awards in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,611,675)	(1,572,298)	(1,511,824)	(1,511,773)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,815,050	573,431	631,009	836,520
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	994,376	(300,186)	(970,664)	(1,053,080)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	951,754	(351)	72,161	371,903
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(39,513)	(1,338,904)	(35,108)	(217,373)
Non-PEO NEO | Stock Awards in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,057,518)	(1,017,681)	(758,261)	(547,331)
Non-PEO NEO | Option Awards in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,628,055)	$ (1,032,486)	$ (557,540)	$ (541,407)